Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivatives designated as hedging instruments under Codification Topic 815
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 42
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(44)
Assets - Derivatives not designated as Hedging Instruments under Codification Topic 815 [Abstract]
Amount of Gain or (Loss) Recognized in Income on Derivative	1	(182)
Foreign exchange contracts
Derivatives designated as hedging instruments under Codification Topic 815
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	42	9
Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Financial Expenses	Financial Expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(44)	18
Assets - Derivatives not designated as Hedging Instruments under Codification Topic 815 [Abstract]
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/expenses net	Financial income/expenses net
Amount of Gain or (Loss) Recognized in Income on Derivative	8	(32)
Commodity contracts
Assets - Derivatives not designated as Hedging Instruments under Codification Topic 815 [Abstract]
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/expenses net	Financial income/expenses net
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (7)	$ (150)